                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE              November 14, 2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-5194                General Re - New England Asset Management, Inc.

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               21

Form 13F Information Table Entry Total:         109

Form 13F Information Table Value Total: $69,889,879
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2008

     Column 1        Column 2    Column 3    Column 4    Column 5         Column 6             Column 7             Column 8
-------------------- -------- ------------- ---------- ----------- -------------------- -------------------- -----------------------
                                                                        Investment
                                                                        Discretion
                                              Market               --------------------                          Voting Authority
                                              Value     Shares or         (b)     (c)                        -----------------------
                     Title of     CUSIP        (In      Principal   (a) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer         Class      Number    Thousands)   Amount $  Sole Defined  Other         Managers          Sole    Shared None
-------------------- -------- ------------- ---------- ----------- ---- ------- ------- -------------------- ----------- ------ ----
American Express Co.   Com     025816 10 9    610,296  17,225,400         X            4, 2, 5, 17           17,225,400
                                              283,250   7,994,634         X            4, 13, 17              7,994,634
                                            4,260,666 120,255,879         X            4, 14, 17            120,255,879
                                               68,844   1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                               49,592   1,399,713         X            4, 16, 17              1,399,713
                                               29,755     839,832         X            4, 8, 17                 839,832
                                               69,164   1,952,142         X            4, 17                  1,952,142
Anheuser Busch Cos.
   Inc.                Com     035229 10 3    885,794  13,652,800         X            4, 14, 17             13,652,800
                                               12,470     192,200         X            4, 18                    192,200
Bank of America
   Corp.               Com     060505 10 4    175,000   5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Burlington Northern
   Santa Fe            Com     12189T 10 4  5,895,686  63,785,418         X            4, 14, 17             63,785,418
Carmax Inc.            Com     143130 10 2    258,217  18,444,100         X            4, 9, 10, 11, 14, 17  18,444,100
Coca Cola              Com     191216 10 0     21,152     400,000         X            4, 17                    400,000
                                               93,915   1,776,000         X            4, 15, 17              1,776,000
                                              381,032   7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                            2,122,688  40,141,600         X            4, 2, 5, 17           40,141,600
                                            7,400,323 139,945,600         X            4, 14, 17            139,945,600
                                              483,281   9,139,200         X            4, 13, 17              9,139,200
                                               25,382     480,000         X            4, 16, 17                480,000
                                               48,227     912,000         X            4, 7, 17                 912,000
Comcast Corp         CLA SPL   20030N 20 0    236,640  12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding Co.   Com     200334 10 0     11,585   1,218,199         X            4, 14, 17              1,218,199
                                                2,881     302,963         X            4, 2, 5, 17              302,963
                                                  164      17,215         X            4, 13, 17                 17,215
ConocoPhillips         Com     20825C 10 4  5,563,762  75,955,800         X            4, 14, 17             75,955,800
                                              146,500   2,000,000         X            4, 13, 17              2,000,000
                                              439,500   6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Costco Wholesale
   Corp.               Com     22160K 10 5    341,142   5,254,000         X            4, 14, 17              5,254,000
Eaton Corporation      Com     278058 10 2    163,411   2,908,700         X            4, 9, 10, 11, 14, 17   2,908,700
Gannett Inc.           Com     364730 10 1     58,299   3,447,600         X            4, 14, 17              3,447,600
General Electric Co.   Com     369604 10 3    198,336   7,777,900         X            4                      7,777,900
GlaxoSmithKline        ADR     37733W 10 5     65,646   1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.        Com     437076 10 2     95,793   3,700,000         X            4, 9, 10, 11, 14, 17   3,700,000
Ingersoll-Rd Company
   LTD.                CLA     G4776G 10 1     19,824     636,600         X            4                        636,000
                                              155,850   5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Iron Mountain Inc.     Com     462846 10 6     82,315   3,372,200         X            4, 9, 10, 11, 14, 17   3,372,200
                                           ----------
                                           30,756,382
                                           ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2008

     Column 1        Column 2   Column 3     Column 4    Column 5         Column 6             Column 7             Column 8
-------------------- -------- ------------ ----------- ----------- -------------------- -------------------- -----------------------
                                                                        Investment
                                                                        Discretion
                                              Market               --------------------                          Voting Authority
                                              Value     Shares or         (b)     (c)                        -----------------------
                     Title of    CUSIP         (In      Principal   (a) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer         Class     Number     Thousands)   Amount $  Sole Defined  Other         Managers          Sole    Shared None
-------------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ ----
Johnson & Johnson      Com     478160 10 4     299,463   4,322,500         X            4                      4,322,500
                                             1,404,049  20,266,300         X            4, 2, 5, 17           20,266,300
                                             1,828,032  26,386,148         X            4, 14, 17             26,386,148
                                                22,537     325,300         X            4, 3, 17, 19, 20, 21     325,300
                                               629,561   9,087,200         X            4, 13, 17              9,087,200
                                                54,870     792,000         X            4, 2, 5, 12, 17          792,000
                                                39,836     575,000         X            4, 18                    575,000
Kraft Foods Inc.       Com     50075N 10 4   2,922,034  89,222,400         X            4, 14, 17             89,222,400
                                             1,008,382  30,790,300         X            4, 2, 5, 17           30,790,300
                                               327,500  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                                 8,508     259,800         X            4, 2, 5, 12, 17          259,800
                                               262,000   8,000,000         X            4                      8,000,000
Lowes Companies Inc.   Com     548661 10 7     153,985   6,500,000         X            4, 9, 10, 11, 14, 17   6,500,000
M & T Bank
   Corporation         Com     55261F 10 4     535,800   6,003,360         X            4, 14, 17              6,003,360
                                                48,730     546,000         X            4, 9, 10, 11, 14, 17     546,000
                                                14,789     165,700         X            4, 13, 17                165,700
Moody's                Com     615369 10 5   1,097,540  32,280,600         X            4, 14, 17             32,280,600
                                               534,460  15,719,400         X            4, 9, 10, 11, 14, 17  15,719,400
NRG Energy, Inc.       Com     629377 50 8     123,750   5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Nike Inc.              Com     654106 10 3     511,183   7,641,000         X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk Southern
   Corp.               Com     655844 10 8     127,984   1,933,000         X            4, 2, 5, 17            1,933,000
Procter & Gamble Co.   Com     742718 10 9   4,076,865  58,500,000         X            4, 14, 17             58,500,000
                                             1,515,897  21,752,000         X            4, 2, 5, 17           21,752,000
                                               434,866   6,240,000         X            4, 13, 17              6,240,000
                                               498,597   7,154,500         X            4, 3, 17, 19, 20, 21   7,154,500
                                                54,358     780,000         X            4, 15, 17                780,000
                                               108,716   1,560,000         X            4, 7, 17               1,560,000
                                               382,284   5,485,500         X            4, 9, 10, 11, 14, 17   5,485,500
                                               304,894   4,375,000         X            4                      4,375,000
Sanofi Aventis         ADR     80105N 10 5      16,057     488,500         X            4, 9, 10, 11, 14, 17     488,500
                                                95,196   2,896,133         X            4, 14, 17              2,896,133
                                                 5,565     169,300         X            4, 13, 17                169,300
                                                11,505     350,000         X            4, 2, 5, 12, 17          350,000
Sun Trusts Banks
   Inc.                Com     867914 10 3     105,484   2,344,600         X            4, 14, 17              2,344,600
                                                38,691     860,000         X            4, 2, 5, 17              860,000
Torchmark Corp.        Com     891027 10 4       4,638      77,551         X            1, 4, 14, 17              77,551
                                                26,894     449,728         X            4, 2, 5, 17              449,728
                                                99,083   1,656,900         X            4, 14, 17              1,656,900
                                                38,254     639,700         X            4, 13, 17                639,700
                                           -----------
                                            19,772,837
                                           -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2008

     Column 1        Column 2   Column 3     Column 4    Column 5         Column 6             Column 7             Column 8
-------------------- -------- ------------ ----------- ----------- -------------------- -------------------- -----------------------
                                                                        Investment
                                                                        Discretion
                                              Market               --------------------                          Voting Authority
                                              Value     Shares or         (b)     (c)                        -----------------------
                     Title of    CUSIP         (In      Principal   (a) Shared- Shared-         Other            (a)       (b)   (c)
Name of Issuer         Class     Number     Thousands)   Amount $  Sole Defined  Other         Managers          Sole    Shared None
-------------------- -------- ------------ ----------- ----------- ---- ------- ------- -------------------- ----------- ------ ----
US Bancorp             Com     902973 30 4     839,529  23,307,300         X            4, 2, 5, 17           23,307,300
                                               942,086  26,154,526         X            4, 14, 17             26,154,526
                                               301,307   8,365,000         X            4                      8,365,000
                                               360,200  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                                78,307   2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                                62,855   1,745,000         X            4, 18                  1,745,000
                                                42,910   1,191,300         X            4, 9, 10, 11, 14, 17   1,191,300
USG Corporation        Com     903293 40 5     437,048  17,072,192         X            4, 14, 17             17,072,192
Union Pacific Corp.    Com     907818 10 8     633,751   8,906,000         X            4, 2, 5, 17            8,906,000
United Parcel
   Service Inc.        Com     911312 10 6      89,882   1,429,200         X            4                      1,429,200
United Health Group
   Inc.                Com     91324P 10 2     161,986   6,379,900         X            4, 9, 10, 11, 14, 17   6,379,900
Wabco Holdings Inc.    Com     92927K 10 2      95,958   2,700,000         X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart Stores,
   Inc.                Com     931142 10 3   1,137,808  18,998,300         X            4, 14, 17             18,998,300
                                                56,656     946,000         X            4, 9, 10, 11, 14, 17     946,000
Washington Post Co.    Cl B    939640 10 8     497,913     894,304         X            4, 14, 17                894,304
                                                82,574     148,311         X            4, 5, 1, 6, 14, 17       148,311
                                               360,872     648,165         X            4, 13, 17                648,165
                                                20,592      36,985         X            4, 15, 17                 36,985
Wells Fargo & Co.
   Del                 Com     949746 10 1   2,007,458  53,489,420         X            4, 2, 5, 17           53,489,420
                                               474,499  12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                             1,437,888  38,313,040         X            4, 13, 17             38,313,040
                                               104,634   2,788,000         X            4, 15, 17              2,788,000
                                                37,530   1,000,000         X            4, 17                  1,000,000
                                             4,854,291 129,344,288         X            4, 14, 17            129,344,288
                                                60,413   1,609,720         X            4, 16, 17              1,609,720
                                                63,801   1,700,000         X            4, 8, 17               1,700,000
                                                30,775     820,000         X            4, 7, 17                 820,000
                                               750,600  20,000,000         X            4, 9, 10, 11, 14, 17  20,000,000
                                               600,480  16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                               300,240   8,000,000         X            4                      8,000,000
                                               101,331   2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                                75,060   2,000,000         X            4, 18                  2,000,000
Wellpoint Inc.         Com    949773V 10 7     223,424   4,777,300         X            4, 9, 10, 11, 14, 17   4,777,300
Wesco Finl Corp.       Com     950817 10 6   2,036,002   5,703,087         X            4, 3, 17               5,703,087
                                           -----------
                                            19,360,660
                                           -----------
         GRAND TOTAL                       $69,889,879
                                           ===========